Income tax and deferred taxes (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred tax liability (asset) at beginning of period	$ 205,455	$ 219,230
Deferred tax expense (income) recognised in profit or loss	(440)	(14,624)
Deferred tax relating to items credited (charged) directly to equity	268	849
Increase (decrease) in deferred tax liability (asset)	(172)	(13,775)
Deferred tax liability (asset) at end of period	205,283	205,455
Unrealized loss [Member]
Deferred tax liability (asset) at beginning of period	(86,156)	(87,440)
Deferred tax expense (income) recognised in profit or loss	17,612	1,284
Deferred tax relating to items credited (charged) directly to equity	0	0
Increase (decrease) in deferred tax liability (asset)	17,612	1,284
Deferred tax liability (asset) at end of period	(68,544)	(86,156)
Property, plant and equipment and capitalized interest [Member]
Deferred tax liability (asset) at beginning of period	225,124	236,094
Deferred tax expense (income) recognised in profit or loss	(13,689)	(10,970)
Deferred tax relating to items credited (charged) directly to equity	0	0
Increase (decrease) in deferred tax liability (asset)	(13,689)	(10,970)
Deferred tax liability (asset) at end of period	211,435	225,124
Facility closure provision [Member]
Deferred tax liability (asset) at beginning of period	(1,590)	0
Deferred tax expense (income) recognised in profit or loss	(1,879)	(1,590)
Deferred tax relating to items credited (charged) directly to equity	0	0
Increase (decrease) in deferred tax liability (asset)	(1,879)	(1,590)
Deferred tax liability (asset) at end of period	(3,469)	(1,590)
Manufacturing expenses [Member]
Deferred tax liability (asset) at beginning of period	110,630	109,134
Deferred tax expense (income) recognised in profit or loss	(7,882)	1,496
Deferred tax relating to items credited (charged) directly to equity	0	0
Increase (decrease) in deferred tax liability (asset)	(7,882)	1,496
Deferred tax liability (asset) at end of period	102,748	110,630
Staff severance indemnities, unemployment insurance [Member]
Deferred tax liability (asset) at beginning of period	5,214	4,155
Deferred tax expense (income) recognised in profit or loss	1,876	1,980
Deferred tax relating to items credited (charged) directly to equity	(298)	(921)
Increase (decrease) in deferred tax liability (asset)	1,578	1,059
Deferred tax liability (asset) at end of period	6,792	5,214
Vacation accrual [Member]
Deferred tax liability (asset) at beginning of period	(4,061)	(3,372)
Deferred tax expense (income) recognised in profit or loss	(826)	(689)
Deferred tax relating to items credited (charged) directly to equity	0	0
Increase (decrease) in deferred tax liability (asset)	(826)	(689)
Deferred tax liability (asset) at end of period	(4,887)	(4,061)
Inventory provision [Member]
Deferred tax liability (asset) at beginning of period	(20,608)	(29,428)
Deferred tax expense (income) recognised in profit or loss	(4,490)	8,820
Deferred tax relating to items credited (charged) directly to equity	0	0
Increase (decrease) in deferred tax liability (asset)	(4,490)	8,820
Deferred tax liability (asset) at end of period	(25,098)	(20,608)
Materials provision [Member]
Deferred tax liability (asset) at beginning of period	(7,776)	0
Deferred tax expense (income) recognised in profit or loss	669	(7,776)
Deferred tax relating to items credited (charged) directly to equity	0	0
Increase (decrease) in deferred tax liability (asset)	669	(7,776)
Deferred tax liability (asset) at end of period	(7,107)	(7,776)
Forwards [Member]
Deferred tax liability (asset) at beginning of period	(10,206)	(12,322)
Deferred tax expense (income) recognised in profit or loss	9,582	1,646
Deferred tax relating to items credited (charged) directly to equity	0	470
Increase (decrease) in deferred tax liability (asset)	9,582	2,116
Deferred tax liability (asset) at end of period	(624)	(10,206)
Employee benefits [Member]
Deferred tax liability (asset) at beginning of period	(6,783)	(1,956)
Deferred tax expense (income) recognised in profit or loss	4,466	(4,827)
Deferred tax relating to items credited (charged) directly to equity	0	0
Increase (decrease) in deferred tax liability (asset)	4,466	(4,827)
Deferred tax liability (asset) at end of period	(2,317)	(6,783)
Research and development expenses [Member]
Deferred tax liability (asset) at beginning of period	4,641	8,247
Deferred tax expense (income) recognised in profit or loss	(1,140)	(3,606)
Deferred tax relating to items credited (charged) directly to equity	0	0
Increase (decrease) in deferred tax liability (asset)	(1,140)	(3,606)
Deferred tax liability (asset) at end of period	3,501	4,641
Provision for legal complaints and expenses [Member]
Deferred tax liability (asset) at beginning of period	(7,686)	(7,357)
Deferred tax expense (income) recognised in profit or loss	(3,064)	(329)
Deferred tax relating to items credited (charged) directly to equity	0	0
Increase (decrease) in deferred tax liability (asset)	(3,064)	(329)
Deferred tax liability (asset) at end of period	(10,750)	(7,686)
Loan approval expenses [Member]
Deferred tax liability (asset) at beginning of period	3,115	3,651
Deferred tax expense (income) recognised in profit or loss	(445)	(536)
Deferred tax relating to items credited (charged) directly to equity	0	0
Increase (decrease) in deferred tax liability (asset)	(445)	(536)
Deferred tax liability (asset) at end of period	2,670	3,115
Junior mining companies valued based on stock price [Member]
Deferred tax liability (asset) at beginning of period	1,300	0
Deferred tax expense (income) recognised in profit or loss	624	0
Deferred tax relating to items credited (charged) directly to equity	550	1,300
Increase (decrease) in deferred tax liability (asset)	1,174	1,300
Deferred tax liability (asset) at end of period	2,474	1,300
Royalty [Member]
Deferred tax liability (asset) at beginning of period	6,457	6,410
Deferred tax expense (income) recognised in profit or loss	(2,389)	47
Deferred tax relating to items credited (charged) directly to equity	16	0
Increase (decrease) in deferred tax liability (asset)	(2,373)	47
Deferred tax liability (asset) at end of period	4,084	6,457
Tax loss benefit [Member]
Deferred tax liability (asset) at beginning of period	(1,302)	(1,525)
Deferred tax expense (income) recognised in profit or loss	(135)	223
Deferred tax relating to items credited (charged) directly to equity	0	0
Increase (decrease) in deferred tax liability (asset)	(135)	223
Deferred tax liability (asset) at end of period	(1,437)	(1,302)
Other deferred tax assets [Member]
Deferred tax liability (asset) at beginning of period	79	97
Deferred tax expense (income) recognised in profit or loss	465	(18)
Deferred tax relating to items credited (charged) directly to equity	0	0
Increase (decrease) in deferred tax liability (asset)	465	(18)
Deferred tax liability (asset) at end of period	544	79
Foreign items other [Member]
Deferred tax liability (asset) at beginning of period	(664)	(82)
Deferred tax expense (income) recognised in profit or loss	154	(582)
Deferred tax relating to items credited (charged) directly to equity	0	0
Increase (decrease) in deferred tax liability (asset)	154	(582)
Deferred tax liability (asset) at end of period	(510)	(664)
Accounts Receivable [Member]
Deferred tax liability (asset) at beginning of period	(4,273)	(5,076)
Deferred tax expense (income) recognised in profit or loss	51	803
Deferred tax relating to items credited (charged) directly to equity	0	0
Increase (decrease) in deferred tax liability (asset)	51	803
Deferred tax liability (asset) at end of period	$ (4,222)	$ (4,273)